Lease Arrangements - Supplemental Disclosures of Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Cash paid for operating leases	$ 467	$ 481
Operating lease expense	486	499
Lease liabilities arising from obtaining right-of-use assets	$ 227	$ 49
Weighted-average remaining lease term	1 year 11 months 1 day	1 year 2 months 4 days
Weighted-average discount rate	2.70%	1.60%